SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 10, 2023 CNY (¥) shares	Mar. 10, 2023 USD ($) $ / shares shares	Nov. 30, 2019 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 04, 2023	Apr. 03, 2023	May 20, 2022	May 19, 2022
SHAREHOLDERS' EQUITY
Number of shares repurchased					27,029,700
Treasury shares				¥ 23,853				$ 3,360
Payments for repurchase of shares						¥ 211,352	$ 29,768
Number of shares represented by one american depository receipt									20	5	5	1
ADS
SHAREHOLDERS' EQUITY
Period of share repurchase program	12 months	12 months
Number of shares repurchased	1,265,685	1,265,685				319,752.50	319,752.50
Average price | $ / shares		$ 13.94					$ 93.80
Payments for repurchase of shares	¥ 23,853	$ 3,360
ADS | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Aggregate authorized amount to be repurchased | $			$ 100,000
Period of share repurchase program			18 months
ADS | 2025 Share Repurchase Program
SHAREHOLDERS' EQUITY
Aggregate authorized amount to be repurchased | $		$ 20,000
Common Class A [Member]
SHAREHOLDERS' EQUITY
Conversion ratio				1				1
Shares issued from depositary bank upon the exercise of share options and vesting of Restricted Shares (in shares)				0	3,420,063	2,974,987	2,974,987
Voting rights				one
Number of shares repurchased	27,029,700	27,029,700
Common Class A [Member] | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Number of shares repurchased						6,395,050	6,395,050
Common Class B [Member]
SHAREHOLDERS' EQUITY
Voting rights				fifteen
Common Class C [Member]
SHAREHOLDERS' EQUITY
Voting rights				thirty